TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Trade payables	$ 8,520	$ 10,035
Accrued expenses	15,017	19,250
Earn-out consideration (Note 37)	8,061	0
Other	250	454
Trade and other payables	31,848	29,739
Non-current trade and other payables	(1,153)	(140)
Current trade and other payables	$ 30,695	$ 29,599